Earnings/(Loss) per Common Share - Basic and Diluted (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
EARNINGS/(LOSS) PER COMMON SHARE [Abstract]
Net income/(loss) attributable to Navios Logistics' stockholders	$ 10,157	$ 22,238	$ (16,704)
Weighted average number of shares, basic and diluted	20,000	20,000	20,000
Net earnings/(loss) per share from continuing operations:
Basic and diluted	$ 0.51	$ 1.11	$ (0.84)